CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,489,291	$ 3,218,191
Other receivables		77,364
Prepaid expenses - current portion	220,616	502,837
Total Current Assets	1,709,907	3,798,392
NON - CURRENT ASSETS:
Property and equipment, net - (see Note 6)	6,922,769	7,386,776
Mineral rights - (see Note 5)	16,786,912	16,786,912
Reclamation bond deposit - (see Note 5)	4,645,533	4,645,533
Deposits	3,884	3,884
Total Non - Current Assets	28,359,098	28,823,105
Total Assets	30,069,005	32,621,497
CURRENT LIABILITIES:
Accounts payable and accrued expenses	645,091	778,314
Note payable - current portion (see Note 7)	23,036	23,036
Note payable - related party - (see Note 8)	486,250	486,250
Total Current Liabilities	1,154,377	1,287,600
LONG-TERM LIABILITIES:
Note payable - long term portion (see Note 7)	49,912	59,510
Total Liabilities	1,204,289	1,347,110
Commitments and Contingencies
STOCKHOLDERS' EQUITY :
Preferred stock, $0.0001 par value; 50,000,000 authorized - (see Note 9)
Common stock ($.0001 Par Value; 500,000,000 Shares Authorized; 273,292,023 and 266,592,023 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively) - (see Note 9)	27,329	26,659
Additional paid-in capital	115,686,079	113,052,194
Accumulated deficit	(14,901,794)	(14,901,794)
Accumulated deficit since inception of exploration stage (September 1, 2011)	(71,946,898)	(66,902,672)
Total Stockholders' Equity	28,864,716	31,274,387
Total Liabilities and Stockholders' Equity	$ 30,069,005	$ 32,621,497